Basic and diluted loss per share	12 Months Ended
Dec. 31, 2021
Basic and diluted loss per share
Basic and diluted loss per share
21 Basic and diluted loss per share

Basic loss per share

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year, including any outstanding nil-cost options that have vested under employee share-based payment plans (refer to Note 6).

Diluted loss per share

Diluted loss per share is calculated by adjusting the weighted average number of shares outstanding during the period, for the effects of all dilutive potential ordinary shares. The effect of anti-dilutive potential ordinary shares is ignored in calculating diluted earnings per share.

Numbers of ordinary shares

Numbers of weighted-average shares used in the calculation of basic and diluted loss per share are as follows:

	2021	2020	2019
For the purpose of basic loss per share	183,828,591	140,419,945	58,008,856
For the purpose of diluted loss per share	183,828,591	140,419,945	58,008,856

The number of potential dilutive weighted-average shares not taken in consideration above, due to their anti-dilutive effect, amount to 18,062,459 ordinary shares (2020: 5,868,723 ordinary shares, 2019: 3,684,359 ordinary shares), related to the convertible bonds and share-based payment plans.

Basic and diluted loss per share

The loss used in the calculation of basic and diluted loss per share are as follows:

€ millions	2021	2020	2019
Loss attributable to the owners of the Company	(1,016)	(170)	(121)